Cover	Mar. 09, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 09, 2023
Entity File Number	001-39795
Entity Registrant Name	RESERVOIR MEDIA, INC.
Entity Central Index Key	0001824403
Entity Tax Identification Number	83-3584204
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	200 Varick Street
Entity Address, Address Line Two	Suite 801A
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10014
City Area Code	212
Local Phone Number	675-0541
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	RSVR
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	RSVRW
Security Exchange Name	NASDAQ